Financial risk management - Foreign currency risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Feb. 15, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of sensitivity of currency, appreciation or depreciation	10.00%
Sensitivity depreciation or depreciation impact on on increase (decrease) the net profit before tax	$ 35,310
Senior Notes due 2022 issued by Ferroglobe PLC | Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Principal amount		$ 150,000